Accounting Policies, by Policy (Policies)	12 Months Ended
Jul. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Group and its wholly owned subsidiaries and VIEs. All inter-Group balances and transactions are eliminated upon combination.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and advance to game developers and prepaid royalties, useful lives of property, plant and equipment, the recoverability of long-lived assets, and realization of deferred tax assets. Actual results could differ from those estimates.

Emerging Growth Company Status

Emerging Growth Company Status

The Group is an “emerging growth company” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Group has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Group, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Group’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include currency on hand and deposits held by banks and financial institutions that can be added or withdrawn without limitation. The Company holds most of its cash and cash equivalents in Japan and Singapore. The deposits for payment and settlement purposes held by banks and certain specified financial institutions in Japan are insured by Deposit Insurance Corporation of Japan (“DICJ”) without any coverage limit while the general deposits are covered by insurance provided by DICJ with a maximum limitation of JPY 10,000,000 (approximately $66,401) per depositor per financial institution. The deposits held by banks and financial institutions in Singapore are insured by Singapore Deposit Insurance Corporation Limited (“SDIC”) with a maximum limitation of SGD 100,000 (approximately $77,059) per depositor per financial institution. The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of July 31, 2025 and 2024, the Group did not have any cash equivalents.

Restricted Cash

Restricted Cash

Restricted cash consists of cash used as security deposits to secure its leases and to meet certain requirements related to international money transfers. The Group is required to keep certain amounts on deposit that are subject to withdrawal restrictions. These security deposits at the bank are refundable only when the related agreements are terminated. The restricted cash is classified as a current asset if the related agreements are expected to be terminated within one year, and as a non-current asset if otherwise.

Expected credit loss

Expected credit loss

The Group adopted Financial Standards Accounting Board (“FASB”) Accounting Standards Codification (“ASC”) 326 “Financial Instruments — Credit Losses” (“ASC 326”) on August 1, 2023 by applying the modified retrospective approach. The adoption of ASC 326 did not have a material impact on the Group’s consolidated financial statements.

The Group’s accounts receivable, loan to third party, which are included in the prepaid expenses and other current assets in the consolidated balance sheets, and deposits which are included in the other noncurrent assets in the consolidated balance sheets are within the scope of ASC 326. ASC 326 introduces an approach based on expected credit losses on financial assets at amortized cost. Upon adoption of ASC 326, the Group estimates the expected credit losses for accounts receivable using the roll-rate method on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in three-month increments using historical roll rate. In each year of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. The loss rate calculated for each delinquency stage is then adjusted for both current and forecasts of economic conditions. The management then applied the adjusted loss rate to respective receivables balance. For deposit and loan to third party, the Group uses the loss-rate method to evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Group makes the assessment on various factors, including historical experience, credit-worthiness of debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the debtors. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in general and administrative expenses in the consolidated statements of comprehensive income. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are presented net of allowance for credit losses and are primarily in-transit payments due from payment processing companies for in-game purchases made by gamers. Accounts receivable is recognized in the period when the Group has unconditional right to consideration for services provided to its customers. The allowance for credit losses as of July 31, 2025 and 2024 was $nil.

Advance to game developers, net

Advance to game developers, net

Advance to game developers, net represents advance made to game developers to support their game development activities. The Group entered into game service contracts with qualified game developers to provide game developers, among other things, game distribution services. Each contract contains one game expected to be developed by the game developer and the associated services to be provided by the Group for that game. To support the game developers development of games, for game developers that have proven track records of successfully launching one or more games that drive significant in-game purchases or end user engagements, the Group also agree to provide them non-interest bearing advances to support their game development activities on the games identified within the contracts. These advances are only repaid through future revenue shares after the specific games are released and distributed through the Company’s game distribution platform. Game developers are not required to repay the advance received should they fail to develop the games or the subsequent revenue shares after games are released are less than the advance amount. The Company assessed the recoverability of the advances to game developers upon initial recognition and subsequently whenever there are indications that the carrying value of the advance to game developers may exceed the amount of consideration the Company expects to receive in the future. In such evaluation, the Company considers factors including but not limited to a) the popularity of the original intellectual property (“IP”) on which the developed game is based; b) the technology and experience of the game developers; and c) the Company’s previous experience with similar IPs and games. Advance to game developers that does not meet the capitalization criteria or subject to impairment are recorded as research and development expenses immediately. For the period from August 1, 2019 through July 31, 2025, the Company made a total of 58 advances to game developers to support their game development activities pursuant to the agreements entered into with them. Of these 58 advances, 6 were not recovered due to the failure of the respective developers to complete the development of the associated games. Additionally, the Company was unable to fully recover advances related to 7 games that went offline before full repayment was made. Furthermore, the Company assessed the recoverability of all outstanding advances and recorded valuation allowances for advances related to 6 additional games where the Company believes there is a risk that the full amount of the advances may not be collectable. The Company has recorded full valuation allowances for all such advances that are not expected to be recouped. As of July 31, 2025, 27 game developers have outstanding advances related to 42 games. As of July 31, 2024, 36 game developers have outstanding advances related to 47 games. As of July 31, 2025 and 2024, $8,115,468 and $7,967,665 valuation provision has been provided to advances to game developers.

Prepaid royalties, net

Prepaid royalties, net

The Group contracted with licensors and distribution affiliates to obtain licenses related to their intellectual property assets that are derived from their Japanese animation products. Certain of these contracts include minimum guaranteed royalty payments which require the Group to pay the minimum guaranteed royalty payments in advance. The prepaid royalty payments related to niche titles with low expected monetization is expensed when incurred. Prepaid royalties expected to be recovered through future royalty payment deductions are initially capitalized and subsequently expensed as they are offset against future royalty payments. Each quarter, the Group evaluates the expected future realization of the prepaid royalties by comparing the undiscounted future cash flows and the carrying value of the prepaid royalties. If an impairment exists, then the related assets are written down to fair value. The amortization and impairment expenses related to royalties are recorded in the cost of revenue in the consolidated statements of comprehensive income. For the years ended July 31, 2025, 2024 and 2023, the Group incurred impairment losses on prepaid royalties of $483,149, $nil and $831,624, respectively.

Fair value measurements

Fair value measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Group’s financial instruments, including cash and cash equivalent, accounts receivable, other receivable, accounts payable, accrued liabilities and other payable, and income taxes payable, approximate the fair value of the respective assets and liabilities as of July 31, 2025 and 2024 based upon the short-term nature of the assets and liabilities.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	17 – 29 years
Leasehold improvement	Lesser of useful life and lease term
Automobiles	3 – 6 years
Office and electric equipment	3 – 10 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of comprehensive income.

Leases

Leases

Effective August 1, 2021, the Group adopted ASC 842, Leases. The adoption of this standard did not have a material impact on the Group’s consolidated financial statements. Therefore, no adjustments to opening retained earnings were necessary. The Group leases administrative office, which is classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with an initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Group recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, less any lease incentives received. All ROU assets are reviewed for impairment annually. The Group also established a capitalization threshold of $10,000 for lease to be recognized as ROU and lease liability.

Investment in films and television programs

Investment in films and television programs

Investment in films and television programs includes the unamortized costs of films and television programs. From time to time, the Company entered into certain investment and collaboration agreements with other qualified investors and the production management entities pursuant to which the Company agreed to invest a fixed amount of money in the respective Japanese animation films and television programs in exchange for a share of revenue proportional to its investment percentage after deducting operating expenses, administrative fees and related taxes. The initial investment in films and television programs is capitalized when incurred and subsequently amortized over the estimated period of use.

Deferred offering costs

Deferred offering costs

The Group complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the intended initial public offering (“IPO”). Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to the unaudited condensed consolidated statements of comprehensive income. As of July 31, 2025 and July 31, 2024, deferred IPO costs were $1,429,523 and $nil, respectively.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets with finite lives, primarily, prepaid royalties, property and equipment and investment in films and television programs are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. For the years ended July 31, 2025, 2024 and 2023, the Group had impairment loss of $nil, $46,453 and $nil related to its investment in films and television programs, respectively. The impairment loss for investment in films and television programs is recorded in the general and administration expenses in the consolidated statements of comprehensive income.

Revenue recognition

Revenue recognition

The Group generates its revenues primarily through sales of its services to game developers and recognizes revenue in accordance with ASC 606. The core principle requires an entity to recognize revenue to depict the transfer of controls over goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Group (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Group records its revenue.

The Group enters into contracts with third-party game developers to provide a range of services, including but not limited to facilitating the use of intellectual property (IP) derived from Japanese animation titles for game development and offering game distribution services. Each contract contains one game expected to be developed by the game developer and the associated services to be provided by the Group for the game. Game developers use these services to develop and monetize Japanese animation IP-based games through the Group’s HTML 5 gaming platform at G123.jp. In return, the Group receives a fixed proportion of the end-users’ in-game purchase amount, representing the variable consideration for the services rendered. Each contract generally allows the game developer to develop a specific game using the IP access to them in a period of two to three years. In general, the Group has distributed the developed games on behalf of game developers through its platform, enabling end users to access games for an initial period of three years from the date the game is launched. The game developers are responsible for fulfilling gaming activities and providing in-game items to end users upon request. End users purchase in-game items within the games, and the order information including the amount to be collected is transferred from the game to the Group, which partners with various payment processing companies to facilitate payment collection from end users. Based on the payment status, game developers deliver the requested in-game items to end users. The price as well as the useful lives of in-game items vary and are solely defined and controlled by the game developers. The Group does not provide any incentive to end users for their purchase of in-game items. The Group does not control or have the ability to modify the games. All intellectual property rights to the games remain with the game developers. These services provided to the game developers represent the Group’s ordinary activities, aligning with its operational objectives. Accordingly, the Group identifies game developers as its customers, and these contracts meet the criteria for a customer contract under ASC 606.

The Group has determined that its contracts with game developers includes up to four distinct performance obligations: (1) providing access to IP-related content for game development, (2) online gaming distribution services, (3) game development support services, and (4) game marketing and advertising services. These performance obligations all comprise series of services that are satisfied over time, as customers simultaneously receive and consume the benefits of the services as the Group performs. These services are provided throughout the contractual term and cannot be selectively used, paused, or opted out of by game developers once the contract is in effect.

The variable consideration to be received by the Group relates to the uncertainties inherent in the benefits to and usage by the game developers, as it is directly linked to the actual in-game purchase amounts generated by end users. In accordance with ASC 606-10-32-40, the Group’s variable consideration arrangement with its customers qualifies for the variable consideration allocation exception.  In accordance with ASC 606-10-32-39, the Company allocates the variable consideration to the distinct time periods (e.g., each month) in which the services are provided, rather than across the entire contract. The Company recognizes revenue monthly based on the actual top-up amounts multiplied by the predetermined fixed revenue share percentage, which reflects the value of services transferred during that period. The allocation among the four performance obligations is not further disaggregated, as the total transaction price earned each day or month is fixed and measurable, and no additional allocation is required. This amount of revenue recognized served as an appropriate measure of the value received by the customers. Other than the aforementioned variable consideration, there is no other fixed and variable fee arrangement between the Group and its customers. The Group does not allow refund for services provided and the Group does not provide any incentive to game developers for services provided.

As part of the online gaming distribution services, the Group collects the in-game purchase amount from end-users on behalf of game developers from third-party payment processing companies such as PayPal. The Group withholds its share of the in-game purchase amount. The balance to be paid to game developers is initially recognized as a liability and derecognized after paid. $2,369,304 and $2,264,605 is to be paid to game developers related to their share for the in-game purchases and are recorded in the accounts payable in the consolidated balance sheets as of July 31, 2025 and 2024, respectively.

Contract Assets and Liabilities

The Group did not have contract assets nor contract liabilities as of July 31, 2025 and 2024. The Group provides advances to game developers to support their game development activities. See “Advance to game developers, net” above for the Group’s accounting policies related to the advance to game developers.

Disaggregation of Revenues

The Group disaggregates its revenue from contracts by end users’ geographic locations, as the Group believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Group’s disaggregation of revenues for the years ended July 31, 2025, 2024 and 2023 are as the following:

	For the years ended July 31,
	2025	2024	2023
Japan	$62,892,062	$55,747,390	$51,154,487
South Korea	9,338,947	3,242,329	3,058,610
North America	7,517,998	4,174,329	4,069,924
Taiwan, Hong Kong and Macau	4,647,850	2,773,851	2,217,886
Europe	3,050,071	1,386,754	1,286,956
Other	2,923,864	1,099,924	1,156,210
Total revenue	$90,370,792	$68,424,577	$62,944,073

Cost of revenue

Cost of revenue

The Group’s cost of revenue primarily consists of royalties paid to intellectual property holders, cost associated with the provision of game developer support services, the maintenance of the Group’s G123 game distribution platform, transaction fees for payment processing and etc.

Advertising expenses

Advertising expenses

Advertising expenses primarily include advertisement for the Group’s G123 gaming platform and the games distributed on the platform. Advertising costs are expensed as incurred and the total amounts charged to “selling and marketing expenses” in the consolidated statements of comprehensive income were $52,396,511, $37,309,197 and $31,080,465 for the years ended July 31, 2025, 2024 and 2023, respectively.

Research and development expenses

Research and development expenses

In connection with the design and development of our distribution platform and related tools and technology, the Group expense all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, testing costs, and depreciation for property and equipment used in the research and development activities.

Contingent gains

Contingent gains

The Group recognizes contingent gains in accordance with the guidance in ASC 450-30, Contingencies – Gain Contingencies. Contingent gains represent potential inflows of economic benefits that are dependent upon the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. In accordance with U.S. GAAP, such gains are not recognized in the consolidated financial statements until realization is deemed to be virtually certain, and the underlying uncertainty has been resolved.

The Group continuously evaluates all contingent gain situations, including claims, litigation outcomes, insurance recoveries, or other contractual rights, based on currently available information and consultation with internal and external advisors. When realization of income is considered virtually certain and collection is assured, the related gain is recognized in the period the condition is met. Prior to such time, contingent gains are not recorded and are disclosed in the notes to the financial statements if the potential inflow of economic benefits is probable and material.

Income taxes

Income taxes

The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended July 31, 2025, 2024 and 2023. The Group does not believe there was any uncertain tax provision as of July 31, 2025 and 2024.

The Group’s subsidiary in Japan are subject to the income tax laws of Japan. As of July 31, 2025, the tax years ended July 31, 2023 through July 31, 2025 for the Company’s operating entities in Japan remain open for statutory examination by the Japanese tax authorities. The Company’s subsidiaries in Singapore, the People’s Republic of China (“PRC”), Hong Kong, and the United States, as well as, its VIEs in the PRC and Taiwan, are subject to income taxes in their respective jurisdictions. As of July 31, 2025, the tax years since the years of incorporations of these subsidiaries and VIEs through July 31, 2025 remain open for statutory examination by the relevant taxing authorities.

Earnings per share

Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants), using the if-converted or treasury stock method, as if they had been converted or exercised at the beginning of the periods presented, or issuance date, if later. As of July 31, 2025 and 2024, there were no dilutive shares.

Risks and uncertainties

Risks and uncertainties

Political and economic risk

The Group distributes games to global end users on behalf of game developers. For the years ended July 31, 2025, 2024 and 2023, a significant portion of the Group’s revenue is ultimately contributed by end users in Japan, United States, South Korea and Taiwan district. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Japan, the United States, South Korea and Taiwan district, as well as by the general state of their economy. The Group’s results may be adversely affected by changes in the political, regulatory, and social conditions in Japan, the United States, South Korea and Taiwan district. Although the Group has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Credit risk

As of July 31, 2025 and 2024, $961,946 and $1,095,338 of the Group’s cash was on deposit at financial institutions in Japan, respectively, which were insured by the Deposit Insurance Corporation of Japan subject to certain limitations. As of July 31, 2025 and 2024, $10,204,181 and $13,133,388 of the Group’s cash was on deposit at financial institutions in Singapore, respectively, which were insured by Singapore Deposit Insurance Corporation Limited subject to certain limitations. As of July 31, 2025 and 2024, $518,847 and $227,445 of the Group’s cash was on deposit at financial institutions in Taiwan, respectively, which were insured by Central Deposit Insurance Corporation (“CDIC”) subject to certain limitations. As of July 31, 2025 and 2024, $534,082 and $137,873 of the Group’s cash was on deposit at financial institutions in PRC, respectively, which were insured by Deposit Insurance Fund Management Co., Ltd. (“DIFM”) subject to certain limitations. The Group has not experienced any losses in such accounts in each of the respective jurisdictions.

Accounts receivable are typically unsecured and derived from in-transit end-user top-ups to be received from third-party payment processing companies such as PayPal. These balances are generally settled within a period of a few days to a week. Historically, the Group has not experienced any credit losses related to uncollected end-user top-ups due from the third-party payment processing companies. All accounts receivable as of July 31, 2025 and 2024 were subsequently collected as of the date of this report.

Concentrations

As of July 31, 2025 and 2024, majority of the Group’s assets were located in Japan and Singapore.

The Group’s revenue was ultimately generated from end-users in-game purchases. Revenue generated from end users located in Japan accounted for 69.59%, 81.47% and 81.27% for the years ended July 31, 2025, 2024 and 2023, respectively.

Revenue from significant customers and related games representing 10% or more of the Group’s revenue for the respective years are summarized as follows:

	For the Years Ended July 31,
	2025	2024	2023
Customer A (Game: Vivid Army)	30.07%	40.26%	58.23%
Customer B (Game: Queens Balde)	10.88%	19.62%	30.85%
Customer B (Game: Strike the Blood Daybreak)	1.67%	7.42%	—%
Customer B subtotal	12.55%	27.04%	30.85%
Customer C (Game: So I’m a Spider, So What? Labyrinth Ruler)	15.76%	—%	—%
Customer E (Game: Arifureta: From Commonplace to World’s Strongest - Rebellion Soul)	10.30%	—%	—%
Customer E (Game: BLACK LAGOON Heaven’s Shot)	2.01%	* %	—%
Customer E (Game: Dropkick on My Devil!! Chaos)	0.73%	* %	—%
Customer E subtotal	13.04%	* %	—%
*:	Revenue from the customer and the related games representing less than 10% of the Group’s revenue for the respective years.
	As of July 31,
	2025		2024
Customer A	51.00%		51.04%
Customer B	*	%	19.04%
Customer C	*	%	10.23%
Customer D	14.02%		* %
*:	Accounts payable due to the customer representing less than 10% of the Group’s accounts payable as of respective date

Accounts receivable due from significant third-party payment processing companies representing 10% or more of the Group’s accounts receivable as of July 31, 2025 and 2024 are as follows:

	As of July 31,
	2025		2024
Payment processing company I	65.9%		59.2%
Payment processing company II	*	%	13.9%
Payment processing company III	12.7%		12.4%
Payment processing company IV	*	%	11.2%
*:	Accounts receivable due from these payment processing companies as of the respective period is less than 10%.

Purchases made from significant suppliers representing 10% or more of the Group’s purchases for the years ended July 31, 2025 and 2024 are as follows:

	For the Years Ended July 31,
	2025	2024	2023
Supplier X	24.32%	50.90%	27.33%
Supplier Y	25.06%	10.36%	16.30%

Foreign currency translation

Foreign currency translation

The functional currency for CTW Cayman and its subsidiaries in Hong Kong and Singapore are U.S Dollar (“US$”). The Group’s functional currency for its Japanese subsidiary is the Japanese Yen (“JPY”). The functional currency for its Taiwan VIE is the New Taiwan Dollars (“NTD”) and the functional currency for its subsidiaries in mainland China is Chinese Yuan (“CNY”). The Group’s Consolidated financial statements have been translated into the reporting currency of U.S. Dollars (“US$”). Assets and liabilities of the Group are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from foreign currency transactions are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the Consolidated financial statements in this report:

	July 31, 2025		July 31, 2024		July 31, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Average rate
US$ against JPY	US$1=JPY150.6000	US$1=JPY148.6506	US$1=JPY142.1800	US$1=JPY137.7066	US$1=JPY150.5643
US$ against RMB	US$1=RMB7.2002	US$1=RMB7.2067	US$1=RMB7.1426	US$1=RMB6.9897	US$1=RMB7.2310
US$ against TWD	US$1=TWD29.9100	US$1=TWD31.8010	US$1=TWD31.4500	US$1=TWD30.815	US$1=TWD31.9494

Recent accounting pronouncements

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. This ASU is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group plans to adopt this guidance effective August 1, 2025 and the adoption of this ASU is not expected to have a material impact on Group’s consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-02, “Codification Improvements – Amendments to Remove References to the Concepts Statements”. The amendments in this ASU remove the various references to FASB Concept Statements from the codification to make clear distinction between authoritative and non-authoritative literature in the codification. This is ASU is effective for fiscal years beginning after December 15, 2024 with early adoption permitted. The adoption of this ASU is not expected to have a material impact on the Group’s consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40”. This ASU addresses improvements to disclosures surrounding operating expenses, including purchases of inventory, employee compensation, depreciation, amortization, and depletion, which are all normally included in common expense captions on the face of the income statement. Any expenses remaining in relevant expense captions that are not disaggregated should be accompanied with a qualitative disclosure as to their nature. This ASU is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Group is currently evaluating the effect this standard will have on its consolidated financial statements and related disclosures.